ACQUISITION OF GATOS SILVER, INC. - Disclosure of Detailed Information About Identifiable Assets Acquired and Liabilities Assumed (Details) - Gatos Silver, Inc. [Member] $ in Thousands	Jan. 16, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 167,401
Inventories	19,107
Trade and other receivables	19,644
VAT receivables	2,026
Prepaid expenses and other	6,505
Mining interest	1,658,689
Property, plant and equipment	185,261
Right-of-use assets	281
Trade and other payables	(65,037)
Income taxes payable	(12,717)
Lease obligations	(415)
Decommissioning liabilities	(8,112)
Deferred tax liabilities	(511,314)
Net assets acquired	1,461,319
Non-controlling interests	(407,096)
Net assets attributable to the Company	$ 1,054,223